Structural Interest Rate Sensitivity Measures (Details) - CAD ($) $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2022
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (1,682)	$ (1,415)	$ (1,496)
NII Sensitivity	785	984	1,213
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,106	1,003	1,102
NII Sensitivity	$ (910)	(1,155)	$ (1,381)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		(180)
NII Sensitivity		615
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		52
NII Sensitivity		(640)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		(1,235)
NII Sensitivity		369
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		951
NII Sensitivity		$ (515)